STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 8	$ (592)	$ (2,914)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Stock based compensation	58	52	73
Decrease (increase) in other current assets	17	134	(9)
Decrease in current liabilities	(43)	(131)	(16)
Amortization of premium on marketable securities, net		19	81
Decrease (increase) in fair value of investment in BioCancell and gain/loss on sale of BioCancell shares	(574)	799	2,592
Fair value of shares received in connection with BioCancell investment related to consulting services		(29)
Net cash (used in) provided by operating activities	(534)	252	(193)
Cash flows from investing activities:
Proceeds from sale of available-for-sale marketable securities		2,250
Proceeds from sale of BioCancell shares	420	20
Proceeds from maturity of BioCancell convertible note		2,000
Net cash provided by investing activities	420	4,270
(Decrease) increase in cash and cash equivalents	(114)	4,522	(193)
Cash and cash equivalents at the beginning of the year	9,234	4,712	4,905
Cash and cash equivalents at the end of the year	9,120	9,234	4,712
Supplemental disclosure of cash flows activities:
Cash transactions during the year for: Taxes paid		$ (117)	$ (46)